Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000202308
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.46%)	0.94%	1.44%
C000202309
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.06%)	1.00%	1.26%
C000202264
Average Annual Return [Line Items]
Average Annual Return, Percent	0.83%	1.78%	2.25%
C000202265
Average Annual Return [Line Items]
Average Annual Return, Percent	3.27%	1.90%	2.08%
Without Sales Load [Member] | C000202310
Average Annual Return [Line Items]
Average Annual Return, Percent	1.86%	2.02%	2.12%
Without Sales Load [Member] | C000202308
Average Annual Return [Line Items]
Average Annual Return, Percent	1.61%	1.77%	1.85%
Without Sales Load [Member] | C000202309
Average Annual Return [Line Items]
Average Annual Return, Percent	0.92%	1.00%	1.26%
Without Sales Load [Member] | C000202311
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%	2.09%	2.20%
Without Sales Load [Member] | C000202266
Average Annual Return [Line Items]
Average Annual Return, Percent	5.41%	2.92%	2.97%
Without Sales Load [Member] | C000202264
Average Annual Return [Line Items]
Average Annual Return, Percent	5.03%	2.62%	2.67%
Without Sales Load [Member] | C000202265
Average Annual Return [Line Items]
Average Annual Return, Percent	4.27%	1.90%	2.08%
Without Sales Load [Member] | C000202267
Average Annual Return [Line Items]
Average Annual Return, Percent	5.39%	2.99%	3.05%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.73%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.73%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.73%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.73%
Bloomberg U.S. Treasury Inflation Protected Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities Index
Average Annual Return, Percent	1.84%	1.87%	2.24%
Bloomberg U.S. Treasury Inflation Protected Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities Index
Average Annual Return, Percent	1.84%	1.87%	2.24%
Bloomberg U.S. Treasury Inflation Protected Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities Index
Average Annual Return, Percent	1.84%	1.87%	2.24%
Bloomberg U.S. Treasury Inflation Protected Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities Index
Average Annual Return, Percent	1.84%	1.87%	2.24%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.25%	2.46%	1.77%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.25%	2.46%	1.77%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.25%	2.46%	1.77%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.25%	2.46%	1.77%